Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DEUTSCHE DWS PORTFOLIO TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS Total Return Bond Fund

Effective on or about August 5, 2019, the maximum front-end sales charge on Class A shares on new fund share purchases is reduced to 2.75%.

Effective on or about August 5, 2019, the following information replaces similar footnote disclosure to the "Shareholder Fees" table in the "FEES AND EXPENSES OF THE FUND" section of the summary section of the fund's prospectus.

(1) Investments of $250,000 or more may be eligible to buy Class A shares without a sales charge (load), but may be subject to a contingent deferred sales charge of 1.00% if redeemed within 12 months of the original purchase date and 0.50% if redeemed within the following six months.

DWS Total Return Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS Total Return Bond Fund

Effective on or about August 5, 2019, the maximum front-end sales charge on Class A shares on new fund share purchases is reduced to 2.75%.

Effective on or about August 5, 2019, the following information replaces similar footnote disclosure to the "Shareholder Fees" table in the "FEES AND EXPENSES OF THE FUND" section of the summary section of the fund's prospectus.

(1) Investments of $250,000 or more may be eligible to buy Class A shares without a sales charge (load), but may be subject to a contingent deferred sales charge of 1.00% if redeemed within 12 months of the original purchase date and 0.50% if redeemed within the following six months.

Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	2.75%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	(1) Investments of $250,000 or more may be eligible to buy Class A shares without a sales charge (load), but may be subject to a contingent deferred sales charge of 1.00% if redeemed within 12 months of the original purchase date and 0.50% if redeemed within the following six months.